Net Loss per Common Share	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Earnings Per Share [Abstract]
Net Loss per Common Share
Note 15—Net Loss per Common Share
Basic net loss per common share is computed by dividing net loss attributable to Roivant Sciences Ltd. by the weighted-average number of common stock outstanding during the period. Diluted net loss per common share is computed by dividing the net loss attributable to Roivant Sciences Ltd. by the diluted weighted-average number of common stock outstanding during the period.
For periods of loss, diluted loss per share is calculated similar to basic loss per share as the effect of including all potentially dilutive common share equivalents is anti-dilutive. All outstanding common stock equivalents have been excluded from the computation of diluted loss per share because their effect was anti-dilutive due to the net loss.
As of December 31, 2021 and 2020, potentially dilutive securities were as follows:

	December 31, 2021	December 31, 2020
Stock options and performance stock options	80,754,174	69,852,354
Restricted stock units and performance stock units (non-vested) (1)	22,587,681	6,458,269
March 2020 CVARs (2)	32,447,626	32,447,626
November 2021 CVARs	6,317,350	—
Restricted common stock (non-vested)	988,540	—
Earn-Out Shares (non-vested)	3,080,387	—
Private Placement Warrants	10,214,365	—
Public Warrants	20,535,896	—
Other instruments issued	5,134,088	5,470,387

(1)	Vested restricted stock units were treated as outstanding common shares for purposes of calculating net loss per common share for the three and nine months ended December 31, 2021.
(2)	Refer to Note 10, “Share-Based Compensation” for details regarding settlement of CVARs. Vested CVARs will be settled on the first business day immediately following expiration of the lock-up period.

Note 18—Earnings per Common Share
The computations of the numerator to derive the basic and diluted earnings per share amounts presented on the face of the accompanying consolidated statements of operations are as follows (in thousands):

	Years Ended March 31,
	2021	2020
Loss from continuing operations, net of tax	$(900,233)	$(568,110)
Net loss from continuing operations, net of tax, attributable to noncontrolling interest	(90,999)	(48,716)

Loss from continuing operations, net of tax, attributable to Roivant Sciences Ltd.	(809,234)	(519,394)
Deemed dividend on repurchase of redeemable noncontrolling interest relating to subsidiary convertible and redeemable preferred stock (1)	—	(77,777)

Basic and diluted loss from continuing operations, net of tax, attributable to Roivant Sciences Ltd.	$(809,234)	$(597,171)

Income from discontinued operations, net of tax	$—	$1,578,426
Net loss from discontinued operations, net of tax, attributable to noncontrolling interest	—	(141,477)

Net income from discontinued operations, net of tax, attributable to Roivant Sciences Ltd.	$—	$1,719,903

Basic and diluted income from discontinued operations, net of tax	$—	$1,719,903

Basic and diluted net (loss) income attributable to Roivant Sciences	$(809,234)	$1,122,732

(1)
Consideration paid in excess of carrying value for the repurchase of redeemable noncontrolling interest relating to subsidiary convertible and redeemable preferred stock of $77.8 million is considered a deemed dividend and, for purposes of calculating net loss per share, increases the loss from continuing operations, net of tax, attributable to Roivant Sciences Ltd. for the year ended March 31, 2020. See Note 10, “Shareholders’ Equity and Redeemable Noncontrolling Interest.”

Basic net (loss) income per common share is computed by dividing net (loss) income attributable to Roivant Sciences Ltd. by the weighted-average number of common stock outstanding during the period. Diluted net (loss) income per common share is computed by dividing the net income (loss) attributable to Roivant Sciences Ltd. by the diluted weighted-average number of common stock outstanding during the period.
For periods of loss from continuing operations, diluted loss per share is calculated similar to basic loss per share as the effect of including all potentially dilutive common share equivalents is anti-dilutive. All outstanding common stock equivalents have been excluded from the computation of diluted loss per share because their effect was anti-dilutive due to the loss from continuing operations. Refer to Note 11, “Share-Based Compensation” and Note 5, “Sumitomo Transaction Agreement” for additional detail regarding outstanding common stock equivalents.